Convertible Notes and Warrants - Other - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Sep. 10, 2013	Sep. 10, 2012	Dec. 31, 2012	Feb. 10, 2014
Class Of Warrant Or Right [Line Items]
Warrant coverage amount		$ 502,605	$ 502,605
Exercise price of warrants							$ 10.00
Expected term (in years)	10 years
Fair value of common stock warrants issued in conjunction with guarantees on additional borrowings	135,222	309,000	309,000
Underlying preferred share price	$ 4.74
Fair value assumptions, exercise Price	$ 4.72
Dividend yield	0.00%
Volatility rate	110.00%
Warrant liability	1,128		2,140,532			981,747
Other [Member]
Class Of Warrant Or Right [Line Items]
Warrant coverage amount					40,000
Exercise price of warrants					$ 0.60
Proceeds received from sale of company preferred shares					15,000,000
Expected term (in years)				5 years	7 years
Notice period for early termination of warrant					20 days
Fair value of common stock warrants issued in conjunction with guarantees on additional borrowings				309,000
Average risk free interest rate				1.38%
Dividend yield				0.00%
Volatility rate				105.00%
Fair value assumption, probability percentage				25.00%
Fair value price				0
Warrant liability				282,000
Other [Member] | Black Scholes Valuation Model
Class Of Warrant Or Right [Line Items]
Fair value assumption, probability percentage				75.00%
Other [Member] | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Fair value assumptions, exercise Price				$ 3.08
Other [Member] | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Fair value assumptions, exercise Price				$ 14.28
Warrants To Purchase Preferred Stock
Class Of Warrant Or Right [Line Items]
Fair value of common stock warrants issued in conjunction with guarantees on additional borrowings						982,000
Underlying preferred share price						$ 0.25
Fair value assumptions, exercise Price						$ 0.54
Dividend yield						0.00%
Volatility rate						105.00%
Warrants To Purchase Preferred Stock | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Expected term (in years)						3 years 29 days
Average risk free interest rate						0.35%
Warrants To Purchase Preferred Stock | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Expected term (in years)						4 years 11 months 1 day
Average risk free interest rate						0.70%
Common Stock Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrant coverage amount				502,605
Fair value assumption, probability percentage			25.00%
Warrant liability			$ 2,132,000
Common Stock Warrants [Member] | Five-Year Term [Member]
Class Of Warrant Or Right [Line Items]
Expected term (in years)			5 years
Common Stock Warrants [Member] | Two-Year Term [Member]
Class Of Warrant Or Right [Line Items]
Expected term (in years)			2 years
Common Stock Warrants [Member] | Black Scholes Valuation Model
Class Of Warrant Or Right [Line Items]
Fair value assumption, probability percentage			75.00%